Note 3 - Inventory (Details) - The Components of Inventories In Thousands, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)
The Components of Inventories [Abstract]
Network equipment purchased for resale	$ 4,888	¥ 503,334	¥ 350,976
Work in process	11,331	1,166,924	950,708
Total inventories	$ 16,219	¥ 1,670,258	¥ 1,301,684